Business Combination (Details) (USD $)	12 Months Ended	0 Months Ended		3 Months Ended	12 Months Ended	15 Months Ended
	Dec. 31, 2014	Apr. 01, 2014	Apr. 04, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Business Combination
Cash consideration	$ 101,891,000
Estimated fair values of assets acquired, liabilities assumed and resulting goodwill
Goodwill	164,887,000			130,794,000	130,794,000	164,887,000	10,983,000
Change in valuation allowance for deferred tax asset	(2,500,000)
Cable Networks Acquisition
Business Combination
Cash consideration		101,900,000
Costs incurred in connection with acquisition				900,000	900,000	1,200,000
Estimated fair values of assets acquired, liabilities assumed and resulting goodwill
Other assets		177,000
Other liabilities		(2,123,000)
Fair value of identifiable net assets acquired		64,012,000
Goodwill		34,093,000
Total		98,105,000
Pro Forma Information
Net Revenues	117,851,000				108,199,000
Operating Income	28,281,000				20,578,000
Agreement termination charge excluded from reported pro forma results			3,800,000
Net revenues of acquiree included in consolidated statements of operations	17,500,000
Operating income of acquiree included in consolidated statements of operations	4,900,000
Foreign Tax Credits | Cable Networks Acquisition
Estimated fair values of assets acquired, liabilities assumed and resulting goodwill
Change in valuation allowance for deferred tax asset		(2,500,000)
Affiliate Relationships | Cable Networks Acquisition
Estimated fair values of assets acquired, liabilities assumed and resulting goodwill
Intangible asset		46,014,000
Estimated useful life		8 years
Affiliate Relationships | Cable Networks Acquisition | Discounted Cash Flow Method
Estimated fair values of assets acquired, liabilities assumed and resulting goodwill
Discount rate (as a percent)		8.50%
Advertiser Relationships | Cable Networks Acquisition
Estimated fair values of assets acquired, liabilities assumed and resulting goodwill
Intangible asset		3,310,000
Estimated useful life		6 years
Advertiser Relationships | Cable Networks Acquisition | Discounted Cash Flow Method
Estimated fair values of assets acquired, liabilities assumed and resulting goodwill
Discount rate (as a percent)		8.50%
Other intangibles | Consulting Agreement With Executives Of Acquiree | Cable Networks Acquisition
Estimated fair values of assets acquired, liabilities assumed and resulting goodwill
Intangible asset		1,100,000
Other Intangible Assets Excluding Employment Contract | Cable Networks Acquisition
Estimated fair values of assets acquired, liabilities assumed and resulting goodwill
Intangible asset		648,000
Consulting Agreement | Consulting Agreement With Executives Of Acquiree | Cable Networks Acquisition
Estimated fair values of assets acquired, liabilities assumed and resulting goodwill
Fair value of identifiable assets accounted for separately from the acquisition		500,000
Noncompete Agreements | Noncompete Agreement With Acquiree | Cable Networks Acquisition
Estimated fair values of assets acquired, liabilities assumed and resulting goodwill
Fair value of identifiable assets accounted for separately from the acquisition		3,300,000
Estimated useful life		6 years
Noncompete Agreements | Noncompete Agreement With Acquiree | Cable Networks Acquisition | Discounted Cash Flow Method
Estimated fair values of assets acquired, liabilities assumed and resulting goodwill
Discount rate (as a percent)		8.50%
Maximum | Other intangibles | Consulting Agreement With Executives Of Acquiree | Cable Networks Acquisition
Estimated fair values of assets acquired, liabilities assumed and resulting goodwill
Estimated useful life		1 year
Brands | Cable Networks Acquisition
Estimated fair values of assets acquired, liabilities assumed and resulting goodwill
Indefinite lived intangible assets acquired		$ 15,986,000
Brands | Cable Networks Acquisition | Discounted Cash Flow Method
Estimated fair values of assets acquired, liabilities assumed and resulting goodwill
Discount rate (as a percent)		8.50%
Royalty rate (as a percent)		5.00%